OTHER OPERATING INCOME - Schedule of Other Operating Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Gains less losses on disposal of financial assets at fair value through other comprehensive income (note 41)	£ (133)	£ 133	£ 46
Share of results of joint ventures and associates (note 22)	10	2	(13)
Total other operating income	(8,149)	28,078	18,418
Operating income (loss)
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Operating lease rental income	1,077	1,059	1,120
Rental income from investment properties (note 26)	145	186	191
Gains less losses on disposal of financial assets at fair value through other comprehensive income (note 41)	92	(2)	149
Movement in value of in-force business (note 24)	(80)	(70)	76
Liability management	(31)	(22)	(145)
Share of results of joint ventures and associates (note 22)	10	2	(13)
Other	63	19	45
Total other operating income	£ 1,276	£ 1,172	£ 1,423